Cash flow information (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flow information
(Loss)/profit before income tax	£ (20,818,000)	£ 27,476,000	£ 25,833,000
Depreciation	14,756,000	11,726,000	10,755,000
Impairment charge	3,787,000	1,124,000
Amortization	126,756,000	129,154,000	138,380,000
Profit on disposal of intangible assets	(18,384,000)	(25,799,000)	(18,119,000)
Net finance costs	26,039,000	22,509,000	18,038,000
Profit on disposal of property, plant and equipment			(81,000)
Non-cash employee benefit expense - equity-settled share-based payments	818,000	699,000	2,915,000
Foreign exchange (gains)/losses on operating activities	(816,000)	(76,000)	994,000
Reclassified from hedging reserve	12,180,000	6,250,000	13,914,000
Changes in working capital:
Inventories	(56,000)	(714,000)	221,000
Prepayments	6,527,000	(2,168,000)	2,638,000
Contract assets - accrued revenue	(6,434,000)	(1,514,000)	(9,263,000)
Trade receivables	(83,197,000)	82,086,000	(64,492,000)
Other receivables	949,000	(1,081,000)	163,000
Contract liabilities - deferred revenue	(33,167,000)	5,903,000	(25,496,000)
Trade and other payables	(11,371,000)	8,034,000	23,204,000
Cash generated from operations	17,569,000	263,609,000	119,604,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	(42,742,000)	7,971,000	18,374,000
Increase/(decrease) in changes in trade and other payables	£ (30,784,000)	£ (70,732,000)	£ 74,088,000